FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
May 31, 2026
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT [Text Block]

19.  FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

Interest rate risk

The Company is exposed to interest rate risk. The lease liabilities have fixed cost of funds rate until maturity though subject to interest rate fluctuations if refinanced.

Foreign exchange risk

The Company is primarily exposed to foreign currency fluctuations in relation to its US dollar and Euro cash, receivables and trade payables. US dollar and Euro financial instruments subject to foreign exchange risk are summarized below. The Company has assessed the risk and decided not to hedge the risk.

	May 31, 2026 US $	May 31, 2025 US $
Cash and cash equivalents	25,030,800	3,462,908
Service receivable	-	12,500
Trade payables	(3,366)	(10,218)
Net US dollar exposure	25,027,434	3,465,190

As at May 31, 2026, with other variables unchanged, a $0.10 change in the Canadian dollar against the US dollar would result in a US$2,502,743 pre-tax gain (May 31, 2025: US$346,519 gain) from the Company's financial instruments.

	May 31, 2026 EURO	May 31, 2025 EURO
Cash and cash equivalents	175,841	15,213
VAT receivable	15,631	37
Trade and other current liabilities	(47,653)	(6,753)
Net Euro exposure	143,819	8,497

As at May 31, 2026, with other variables unchanged, a $0.10 change in the Canadian dollar against the Euro would result in a Euro 14,382 pre-tax gain (May 31, 2025: Euro 850 gain) from the Company's financial instruments.

As at May 31, 2026, the Company held $38,298,048 in cash and cash equivalents, of which $38,015,120 was held with financial institutions in Canada and $282,928 was held with financial institutions in the Netherlands.

Credit risk

Credit risk arises from cash and cash equivalents held with a bank as well as credit exposure to customers in the form of outstanding trade and other receivables but excluding balances receivable from government entities. The maximum exposure to credit risk is equal to the carrying value of the Company's cash and other receivables which reflects management's assessment of the credit risk which at May 31, 2026 was $38,375,658 (May 31, 2025: $7,140,021).

Impairment losses

The allowance for doubtful accounts in respect of other receivables is used to record impairment losses unless the Company is satisfied that no recovery of the amount owing is possible. At that point, the amounts are considered unrecoverable and are written off against the financial asset directly. The Company did not record any impairment for years ended May 31, 2026 and 2025.

Liquidity risk

Liquidity risk is the exposure of the Company to the risk of not being able to meet its financial obligations as they become due. The Company manages liquidity risk through management of its cash and cash equivalents and working capital balances.

The table below provides an analysis of the expected maturities of the Company's outstanding obligations as at May 31, 2026:

		Due prior to
	Amount	2027	2028	2029	2030	2031
	$	$	$	$	$	$
Trade payables and other current liabilities	707,067	707,067	-	-	-	-
Lease liability (Note 9)	484,755	89,436	97,237	105,254	118,085	74,743
Total expected maturities	1,191,822	796,503	97,237	105,254	118,085	74,743

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Company's income (loss) or the value of its financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters while optimizing returns.

Capital management

Management is focused on several objectives while managing the capital structure of the Company, specifically:

  Ensuring the Company has the financing capacity to execute its business plan and meet its strategic objectives while capitalizing on opportunities that add value for the Company's shareholders;
  Maintaining a strong capital base; and
  Safeguarding the Company's ability to continue as a going concern, such that it provides returns for shareholders and benefits for other stakeholders.